SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of calculation of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Numerator: Earnings allocable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 15,025	$ (23,366)
Less: interest available to be withdrawn for payment of taxes	(15,025)	(23,366)
Net income allocable to common stock subject to possible redemption	$ 0	$ 0
Denominator: Weighted Average common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption (in Shares)	37,153,752	61,945,851
Basic and diluted net income per share, common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00
Numerator: Net Income minus Redeemable Net Earnings
Net income	$ (12,244,108)	$ (7,363,925)
Less: Net income allocable to common stock subject to possible redemption	0	0
Non-Redeemable Net Income	(12,244,108)	(7,363,925)
Denominator: Weighted Average Non-redeemable Common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	$ 14,596,248	$ 14,393,060
Basic and diluted net income per share, Non-redeemable Common stock (in Dollars per share)	$ (0.84)	$ (0.51)